Employee Benefit Plan, Description of Plan - EBP 62-1612879-001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description of Plan	PLAN DESCRIPTION AND FUNDING POLICY
The following brief description of the Mativ Holdings, Inc. 401(k) Retirement Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General – On July 6, 2022, Schweitzer-Mauduit International, Inc. (SWM) consummated its previously announced merger transaction involving Neenah, Inc. (Neenah). A wholly-owned subsidiary of SWM merged with and into Neenah (the "Merger"), with Neenah surviving the Merger as a direct and wholly-owned subsidiary of SWM. Effective as of the closing date of the Merger, SWM changed its name to Mativ Holdings, Inc. (Mativ). The name of the Plan did not change as a result of the Merger. SWM will subsequently be referred to as Mativ and the SWM Stock Fund will subsequently be referred to as the Mativ Holdings, Inc. Common Stock Fund (Mativ Stock Fund).

The Plan is a defined contribution plan covering substantially all employees of Mativ Holdings, Inc. (the "Company"), excluding certain non-resident aliens, leased employees and contractors and cross border managers. Eligible employees may voluntarily participate in the Plan on the first day of the payroll period following their employment date.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The U.S. Benefits Administrative Committee maintains oversight and governance of the Plan and the U.S. Benefits Investment Committee (BIC) determines the appropriateness of the Plan's investment offerings, monitors investment performance, and reports to the Company's Board of Directors. Vanguard Fiduciary Trust Company (the "Trustee") serves as the Plan's trustee.

Effective December 31, 2023, the Schweitzer-Maudit International, Inc. Retirement Savings Plan (SWM Plan I) and the Neenah 401(k) Retirement Plan (Neenah Plan) merged with the SWM Retirement Savings Plan II constituting the only surviving plan.

Effective January 1, 2024, the Plan was amended and restated to change the name of the Plan to the Mativ Holdings, Inc. 401(k) Retirement Plan and named Mativ the Plan Sponsor. Vanguard Fiduciary Trust Company was named the Trustee of the Plan.
1.PLAN DESCRIPTION AND FUNDING POLICY (Continued)

Contributions - Participants may elect to defer from 1% to 75% of their annual compensation as defined in the Plan. The participants may elect to have the 401(k) portion as pretax elective deferrals and/or Roth elective deferrals. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans (rollovers). Participants direct the investment of their contributions into various investment options offered by the Plan, including the Mativ Stock Fund that invests in shares of Mativ.

The Company's matching contribution, as well as any discretionary or special contributions to the Plan, are determined by the Board of Directors. The Company makes matching contributions based upon specific employee groups. The contributions are subject to certain statutory limitations.

Each newly eligible employee is automatically enrolled in the Plan unless they elect not to participate. An automatically enrolled Participant contributes 6% of eligible compensation that is invested in a designated balanced fund until changed by the Participant. The automatic elective deferral contribution will be automatically increased as soon as administratively feasible the first day of the new Plan year in a 1% increment each year with a maximum automatic elective deferral contribution of 10% of compensation if the Participant did not change the initial automatic enrollment amount.

Participant Accounts - Each participant's account is credited with the participant's contribution, Company matching contributions, any discretionary contributions, and Plan earnings. Participant accounts are charged with withdrawals, losses, and an allocation of administrative expenses. Allocations are based on participant earnings, account balances or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Withdrawals - Any participant may withdraw, during employment, the value of the participant's unrestricted after-tax and rollover accounts. Subject to certain conditions, a participant may withdraw the value of 401(k) contributions, in the case of hardship or after attaining age 59-l/2 .

Payment of Benefits and Forfeitures - On termination of service due to death, disability, retirement, or other reasons, a participant may elect to receive a lump-sum amount equal to the value of the participant's vested interest in his or her account, partial payments, or installments over a period of not more than assumed life expectancy. If the vested amount in a participant's account does not exceed $5,000, the payment must be a lump-sum distribution.

The balance in the forfeiture account will be used to reduce employer contributions and/or administrative expenses. As of December 31, 2025 and 2024, total forfeitures available to reduce employer contributions and/or administrative expenses totaled $87,768 and $895,702, respectively. For the year ended December 31, 2025, administrative expenses, and/or employer contributions were reduced by $1,143,753 from forfeited amounts.
1.PLAN DESCRIPTION AND FUNDING POLICY (Continued)

Notes Receivable from Participants - Participants may borrow up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. The loans are secured by the vested balance in the participant’s account and bear interest at rates commensurate with local prevailing rates as determined by the Plan administrator. Loans are repayable over periods up to five years with the exception of loans used to purchase a primary residence of the participant. Loans are repayable immediately upon death, disability, or termination of employment. Loan transactions are treated as a transfer to (from) the investment funds and from (to) the participant loan fund.

Other - A participant has the right to direct the Trustee as to the manner in which to vote at each annual meeting and special meeting of the stockholders of the Company the number of shares of the Company's common stock held by the Trustee and attributable to the participant's Mativ Stock Fund accounts as of the record date for the meeting. In addition, the participant has the right to determine whether shares of the Company's common stock held by the Trustee and attributable to the participant's Mativ Stock Fund accounts should be tendered in response to offers therefore.

Limitation on Investment in the Mativ Stock Fund - No Participant or Beneficiary may invest more than 15% of his account balance or allocate more than 15% of his future contributions in the Mativ Stock Fund at any time (with the exception of those grandfathered at an allocation greater than 15% prior to the implementation of the 15% limit).

Vesting - Participants are immediately vested in their contributions, matching contributions, discretionary contributions and other special contributions, plus actual earnings thereon. Vesting in the Company’s employer contribution portion of their accounts is based on years of continuous service. A participant with these money sources is 100% vested in the contributions after three years of credited service for the Grandfathered RCP, and Former Neenah Union. Participants are also 100% vested in the prior Company’s match contribution upon termination of employment with the Company if the participant is age 55 or greater, is permanently and totally disabled, or has died.

EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Description, Available [true false]	true
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Participant Contribution, Automatic, Increase in Deferral Rate	1.00%
Employee Benefit Plan Note Receivable From Participant Maximum Term	5 years
Employee Benefit Plan Participant Contribution Automatic Deferral Rate Limit Percentage	10.00%
EBP, Retired or Separated Participant, Minimum Vested Balance For Full Distribution	$ 5,000
Employee Benefit Plan, Participant Contribution, Pretax, Minimum Annual Compensation to total Compensation, Percentage	1.00%
EBP, Forfeited Nonvested Account	$ 87,768	$ 895,702
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 1,143,753
EBP, Participant Contribution, Specific Fund Selection, Maximum Deferral And Corresponding Match, Percentage	15.00%
Employee Benefit Plans Vested Percentage	100.00%
EBP, Maximum Percentage of Holdings in Fund After Exchange	15.00%
Employee Benefit Plan Number of Years of Service in Vesting of Employee Contribution	3 years
EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The financial statements of the Plan are prepared under the accrual method of accounting.

Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the plan.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Valuation and Income Recognition - As of December 31, 2025 and 2024, all investments, except for the guaranteed investment contract, are stated at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Plan's Benefits Investment Committee determines the Plan's valuation policies utilizing information provided by the investment advisor and trustee.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Expenses - Certain expenses of maintaining the Plan are paid by the Plan unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included as a reduction in net appreciation in fair value of investments.

Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are charged directly to the borrowing participant’s account and are included in administrative expenses when incurred. If a participant does not make loan repayments and the plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document.

Payment of Benefits - Benefits are recorded when paid.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The financial statements of the Plan are prepared under the accrual method of accounting.

Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the plan.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Valuation and Income Recognition - As of December 31, 2025 and 2024, all investments, except for the guaranteed investment contract, are stated at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Plan's Benefits Investment Committee determines the Plan's valuation policies utilizing information provided by the investment advisor and trustee.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Expenses - Certain expenses of maintaining the Plan are paid by the Plan unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included as a reduction in net appreciation in fair value of investments.

Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are charged directly to the borrowing participant’s account and are included in administrative expenses when incurred. If a participant does not make loan repayments and the plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document.

Payment of Benefits - Benefits are recorded when paid.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The financial statements of the Plan are prepared under the accrual method of accounting.

Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the plan.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Valuation and Income Recognition - As of December 31, 2025 and 2024, all investments, except for the guaranteed investment contract, are stated at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Plan's Benefits Investment Committee determines the Plan's valuation policies utilizing information provided by the investment advisor and trustee.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Expenses - Certain expenses of maintaining the Plan are paid by the Plan unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included as a reduction in net appreciation in fair value of investments.

Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are charged directly to the borrowing participant’s account and are included in administrative expenses when incurred. If a participant does not make loan repayments and the plan administrator considers the participant loan to be in default, the loan balance is reduced, and the delinquent participant note receivable is recorded as a benefit payment based on the terms of the Plan document.

Payment of Benefits - Benefits are recorded when paid.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under Financial Accounting Standards Board Accounting Standards Codification 820 are described as follows:
3.    FAIR VALUE MEASUREMENTS (Continued)

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:
- quoted prices for similar assets or liabilities in active markets;
- quoted prices for identical or similar assets or liabilities in inactive markets;
- inputs other than quoted prices that are observable for the asset or liability;
- inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. As of December 31, 2025 and 2024, there have been no changes in the methodologies used.

Mativ Stock Fund: The Mativ Stock Fund is a unitized fund which includes Mativ common stock and an investment in an interest-bearing cash account for liquidity purposes. The total value of the Fund at any point in time is equal to the total market value of the common stock in the Mativ Stock Fund plus the amount of cash. Each unit represents the ownership of both common shares and cash. The Company’s common stock is traded on the New York Stock Exchange (NYSE). The valuation of the units closely tracks the quoted market price listed on the NYSE.

Registered investment companies: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission (SEC). These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Self-directed brokerage accounts: Valued at fair value based upon the closing price reported on the active market on which the individual securities are traded.
3. FAIR VALUE MEASUREMENTS (Continued)

Collective Trust Fund: Valued at NAV as a practical expedient, inclusive of the adjustment to contract value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. The use of NAV is deemed appropriate as these investments do not have finite lives, unfunded commitments, or significant restrictions on redemptions.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mativ Stock Fund	$—	$3,029,158	$—	$3,029,158
Registered investment companies	500,265,060	—	—	500,265,060
Self-directed brokerage accounts	8,336,112	—	—	8,336,112
Total assets in the fair value hierarchy	$508,601,172	$3,029,158	$—	$511,630,330
Investment measured at NAV				36,699,276
Investments, at fair value				$548,329,606

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mativ Stock Fund	$—	$2,588,750	$—	$2,588,750
Registered investment companies	450,004,154	—	—	450,004,154
Self-directed brokerage accounts	7,225,262	—	—	7,225,262
Total assets in the fair value hierarchy	$457,229,416	$2,588,750	$—	$459,818,166
Investment measured at NAV				42,594,255
Investments, at fair value				$502,412,421
3. FAIR VALUE MEASUREMENTS (Continued)

Fair Value of Investments that Use NAV

The following tables summarize the investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Vanguard Retirement Savings Trust III	$36,699,276	N/A	Daily	N/A

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Vanguard Retirement Savings Trust III	$42,594,255	N/A	Daily	N/A

EBP, Plan Termination	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of termination, all Plan participants will become fully vested in their accounts. Management of the Company has indicated it has no current intentions to terminate the Plan.

EBP, Investment, Fair Value and NAV	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1) and the lowest priority to unobservable inputs (level 3). The three levels of the fair value hierarchy under Financial Accounting Standards Board Accounting Standards Codification 820 are described as follows:
3.    FAIR VALUE MEASUREMENTS (Continued)

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:
- quoted prices for similar assets or liabilities in active markets;
- quoted prices for identical or similar assets or liabilities in inactive markets;
- inputs other than quoted prices that are observable for the asset or liability;
- inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. As of December 31, 2025 and 2024, there have been no changes in the methodologies used.

Mativ Stock Fund: The Mativ Stock Fund is a unitized fund which includes Mativ common stock and an investment in an interest-bearing cash account for liquidity purposes. The total value of the Fund at any point in time is equal to the total market value of the common stock in the Mativ Stock Fund plus the amount of cash. Each unit represents the ownership of both common shares and cash. The Company’s common stock is traded on the New York Stock Exchange (NYSE). The valuation of the units closely tracks the quoted market price listed on the NYSE.

Registered investment companies: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission (SEC). These funds are required to publish their daily net asset value (NAV) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Self-directed brokerage accounts: Valued at fair value based upon the closing price reported on the active market on which the individual securities are traded.
3. FAIR VALUE MEASUREMENTS (Continued)

Collective Trust Fund: Valued at NAV as a practical expedient, inclusive of the adjustment to contract value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. The use of NAV is deemed appropriate as these investments do not have finite lives, unfunded commitments, or significant restrictions on redemptions.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mativ Stock Fund	$—	$3,029,158	$—	$3,029,158
Registered investment companies	500,265,060	—	—	500,265,060
Self-directed brokerage accounts	8,336,112	—	—	8,336,112
Total assets in the fair value hierarchy	$508,601,172	$3,029,158	$—	$511,630,330
Investment measured at NAV				36,699,276
Investments, at fair value				$548,329,606

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mativ Stock Fund	$—	$2,588,750	$—	$2,588,750
Registered investment companies	450,004,154	—	—	450,004,154
Self-directed brokerage accounts	7,225,262	—	—	7,225,262
Total assets in the fair value hierarchy	$457,229,416	$2,588,750	$—	$459,818,166
Investment measured at NAV				42,594,255
Investments, at fair value				$502,412,421
3. FAIR VALUE MEASUREMENTS (Continued)

Fair Value of Investments that Use NAV

The following tables summarize the investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Vanguard Retirement Savings Trust III	$36,699,276	N/A	Daily	N/A

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Vanguard Retirement Savings Trust III	$42,594,255	N/A	Daily	N/A

EBP, Tax Status	TAX STATUS
The underlying non-standardized pre-approved plan has received an opinion letter from the Internal Revenue Service (“IRS”) dated June 30, 2020, stating that the form of the Plan is qualified under Section 401(a) of the IRC, and therefore, the related trust is tax-exempt. The Plan Administrator has determined that it is eligible to and has chosen to rely on the current IRS non-standardized pre-approved plan opinion letter. Once qualified, the Plan is required to operate in conformity with the IRC to maintain its qualification. The Plan Administrator believes the Plan is in compliance with the applicable requirements of the IRC and therefore, believes that the Plan is qualified, and the related trust is tax-exempt. The Plan is subject to routine audits by taxing jurisdictions. There was a Department of Labor audit in process during the 2024 plan year. The audit was concluded and closed with a letter dated December 9, 2024.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the taxing authorities. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.